10. Related Party Transactions and Balances	12 Months Ended
Jul. 31, 2019
Notes
10. Related Party Transactions and Balances

10.    Related Party Transactions and Balances

The Company has identified its directors and certain senior officers as its key management personnel.

Key management compensation for the years ended July 31, 2019 and 2018 is as follows:

	2019 $	2018 $
Short-term employee benefits:
Consulting fees	195,164	463,602
Salary and benefits	476,763	180,420
	671,927	644,022
Share-based compensation	1,403,282	1,651,395
Total	2,075,209	2,295,417

During the year, the Company paid $4,000 in rent (2018 - $9,100) to related parties comprised of directors, officers and companies with common directors.

As at July 31, 2019, the amount due to related parties was $21,347 (2018 - $18,685). The amounts are unsecured, non-interest bearing and due on demand.